Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2023
Computers and software [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated useful life	(Mainly 33)
Leasehold improvements	(Mainly 33)
Computers and software [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Annual rates	20.00%
Computers and software [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Annual rates	33.00%
Machines [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Annual rates	7.00%
Machines [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Annual rates	33.00%
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated useful life	(Mainly 6)
Leasehold improvements	(Mainly 6)
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Annual rates	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Annual rates	15.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated useful life	Over the shorter of the period of the lease or the life of the assets
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Annual rates	15.00%
Building [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Annual rates	4.00%